Fees Summary	Nov. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,663,000
Previously Paid Amount	0.00
Total Fee Amount	1,938.71
Total Offset Amount	0.00
Net Fee	1,938.71
Narrative - Max Aggregate Offering Price	$ 12,663,000
Final Prospectus	true